Particulars of the subsidiaries	12 Months Ended
Dec. 31, 2021
Particulars of the subsidiaries
Particulars of the subsidiaries

36          Particulars of the subsidiaries

The following is a list of the principal subsidiaries at 31 December 2020 and 2021:

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2020	2021
Directly hold:
Dragon Jade Holdings Limited	British Virgin Islands (The “BVI”)	Registered capital of 1 share without par value	Investment holding and provision of management services	100%	100%
(龍翠控股有限公司)
Stargaze Wealth Limited	BVI	Registered capital of 50,000 shares without par value	Investment holding and provision of management services	100%	100%
(遙望星空有限公司)
Indirectly hold:
Peng Oi Investment (Hong Kong) Holdings Limited	Hong Kong	10,000 ordinary shares	Investment holding and provision of management services	100%	100%
(鵬愛投資(香港)集團有限公司)
Peng Yida Business Consulting (Shenzhen) Co.,Ltd	The PRC	Registered capital of Hong Kong dollar 500,000,000	Investment holding and provision of management services	100%	100%
(鵬意達商務諮詢(深圳)有限公司)
Shenzhen Pengai Hospital Investment Management Co., Ltd.	The PRC	Registered capital of RMB115,000,000	Investment holding and provision of management services	100%	100%
(深圳鵬愛醫院投資管理有限公司)
Aesthetic Medical International Holdings (Singapore) Pte. Ltd.	Singapore	Singapore dollars 10	Investment holding and provision of management services	100%	100%
(中國醫美控股(新加坡)有限公司)
Shenzhen Pengcheng General Hospital Co., Ltd.	The PRC	Registered capital of RMB36,000,000	Provision of aesthetic medical services and general healthcare services	100%	100%
(深圳鵬程醫院有限公司)
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB130,000,000	Provision of aesthetic medical services	100%	100%
(深圳鵬愛醫療美容醫院有限公司)
Shenzhen Pengai Beauty Promise Cosmetic Co., Ltd.	The PRC	Registered capital of RMB100,000	Sales of cosmetic products	100%	100%
(深圳市鵬愛美麗約定美容有限公司)
Nanchang Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB5,000,000	Provision of aesthetic medical services	51%	—
(南昌鵬愛醫療美容門診部有限公司)
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	87%	87%
(海口鵬愛醫療美容醫院有限公司)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB6,000,000	Provision of aesthetic medical services	67.5%	67.5%
(惠州鵬愛醫療美容醫院有限公司)
Jinan Pengai Cosmetic Surgery Hospital Co., Ltd.	The PRC	Registered capital of RMB5,210,000	Provision of aesthetic medical services	95%	95%
(濟南鵬愛美容整形醫院有限公司)
Shanghai Pengai Medical Technology Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of medical aesthetic technical consulting and management services	100%	100%
(上海鵬愛醫療科技有限公司)

Shanghai Qiyue Medical Techonology Co., Ltd.	The PRC	Registered capital of RMB20,000,000	Provision of medical aesthetic technical consulting and management services	51%	51%
(上海祺嶽醫療科技有限公司)

Shengli Aesthetic Technology Investment,Hong Kong Company Limited	Hong Kong	10,000 ordinary shares	Investment holding and provision of management services	100%	100%

Aih Investment Management Corp.	U.S.A	Registered capital of 1,000,000 shares with a par of USD 0.01 per share	Investment holding and provision of management services	100%	100%

36          Particulars of the subsidiaries (Continued)

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2020	2021
Indirectly hold (Continued):
Shenzhen Pengai Culture Broadcast Co., Ltd.	The PRC	Registered capital of RMB1,000,000	Provision of cultural, artistic activities, corporate image, exhibition planning and advertising service	100%	100%
(深圳鵬愛文化傳播有限公司)
Changsha Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of aesthetic medical services	89%	77%
(長沙鵬愛醫療美容醫院有限公司)
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	80%	80%
(上海鵬愛醫療美容門診部有限公司)
Newa Medical Aesthetics Limited	Hong Kong	1,000,000 ordinary shares	Provision of aesthetic medical services	100%	100%
Chongqing Pengai Aesthetic Medical Hospital Co. Ltd.	The PRC	Registered capital of RMB25,000,000	Provision of aesthetic medical services	100%	—
(重慶鵬愛醫療美容門醫院有限公司)
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB18,800,000	Provision of aesthetic medical services	76%	76%
(廣州鵬愛醫療美容門診部有限公司)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.	The PRC	Registered capital of RMB12,000,000	Provision of aesthetic medical services	89%	89%
(廣州鵬愛醫療美容醫院有限公司)

Chengdu Pengai Yueji Medical Aesthetic Clinic Co., Ltd. (成都鵬愛悅己醫療美容門診部有限公司)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	70%	—

Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (杭州鹏爱医疗美容门诊部有限公司)	The PRC	Registered capital of RMB6,000,000	Provision of aesthetic medical services	80%	100%

Xi’an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd. (西安新鹏爱悦己医疗美容门诊部有限公司)	The PRC	Registered capital of RMB4,000,000	Provision of aesthetic medical services	70%	—

Shanghai Jiahong (formerly known as Shanghai Mingyue Yueji) Aesthetic Medical Clinic Co., Ltd. (上海嘉泓医疗美容门诊部有限公司)	The PRC	Registered capital of RMB5,000,000	Provision of aesthetic medical services	68%	64%

Jiangsu Liangyan Hospital Management Co., Ltd. (江苏靓颜医院管理有限公司)	The PRC	Registered capital of RMB10,000,000	Investment holding and provision of management services	80%	—

Yunnam Liangyan Aesthetic Medical Clinic Co., Ltd. (云南靓颜医疗美容有限责任公司)	The PRC	Registered capital of RMB10,000,000	Investment holding and provision of management services	41.6%	—

Kunming Liangyan Aesthetic Medical Clinic Co., Ltd. (昆明靓颜医疗美容门诊部有限责任公司)	The PRC	Registered capital of RMB8,000,000	Provision of aesthetic medical services	39.5%	—

Kunming Liangyan Hospital Management Co., Ltd. (昆明靓颜医院管理有限公司)	The PRC	Registered capital of RMB2,000,000	Provision of aesthetic medical services	80%	—

Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. (廣州鵬愛秀琪醫療美容門診部有限公司)	The PRC	Registered capital of RMB1,000,000	Provision of aesthetic medical services	—	55.5%

Beijing AomeiYixin Investment ConsultantCo., Ltd. (北京澳美醫信投資顧問有限公司)	The PRC	Registered capital of RMB500,000	Investment holding and provision of management services	—	95%

Beijing Haiyue Xingguang Aesthetic Medical Clinic (北京海悅星光醫療美容診所)	The PRC	—	Provision of aesthetic medical services	—	95%

Nanchang Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd. (南昌鵬愛秀琪醫療美容醫院有限公司)	The PRC	Registered capital of RMB500,000	Provision of aesthetic medical services	—	100%

Yantai Pengai Cosmetic Surgery Hospital Co., Ltd (煙台鵬愛美容整形醫院有限公司)	The PRC	Registered capital of RMB10,000,000	Provision of aesthetic medical services	89%	89%

Shenzhen Pengai Yuexin Aesthetic Medical Hospital (深圳鵬愛悅心醫療美容醫院)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	60%	—

Shenzhen Pengai Yueji Aesthetic Medical Hospital (深圳鵬愛悅己醫療美容醫院)	The PRC	Registered capital of RMB8,000,000	Provision of aesthetic medical services	60%	—

Ninghai Pengai Aesthetic Medical Clinic Co.,Ltd. (寧海鵬愛醫療美容門診部有限公司)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	51%	—